Stock-based Compensation (Schedule of Restricted Stock Unit Two-Year Performance Cycle) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Award Year 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Payout as a Percent of the Base Award			44.00%
Estimated Number of Shares (in shares) (less than)		0.0	0.0
Cash Portion			$ 2.0
Award Year 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Payout as a Percent of the Base Award		155.00%
Estimated Number of Shares (in shares) (less than)	0.1	0.1
Cash Portion	$ 1.6	$ 2.2